Transfer of Assets	9 Months Ended
Jul. 31, 2019
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Transfer of Assets

Note 4: Transfer of Assets

Loan Securitization

We sell Canadian mortgage loans to bank-sponsored and third-party Canadian securitization programs, including the Canadian Mortgage Bond program, directly to third-party investors under the NHA-MBS program and under our own program. We assess whether substantially all of the risks and rewards of or control over the loans have been transferred to determine if they qualify for derecognition.

During the three and nine months ended July 31, 2019, we sold $1,084 million and $4,004 million, respectively, of loans to these programs ($2,651 million and $6,682 million, respectively, for the three and nine months ended July 31, 2018).

The following table presents the carrying amount and fair value of transferred assets that did not qualify for derecognition and the associated liabilities:

(Canadian $ in millions)		July 31, 2019		October 31, 2018
	Carrying amount of assets (1)	Carrying amount of associated liabilities	Carrying amount of assets (1)	Carrying amount of associated liabilities
Residential mortgages	6,290		5,569
Other related assets (2)	11,148		11,640
Total (3)	17,438	16,959	17,209	16,925

(1)	Carrying amount of loans is net of allowance for credit losses.
(2)

Other related assets represent payments received on account of loans pledged under securitization that have not been applied against the associated liabilities. The payments received are held on behalf of the investors in the securitization vehicles until principal payments are required to be made on the associated liabilities. In order to compare all assets supporting the associated liabilities, this amount is added to the carrying amount of the securitized assets in the above table.

(3)

The fair values of assets and associated liabilities are $17,459 million and $17,200 million, respectively, as at July 31, 2019 ($17,105 million and $16,763 million, respectively, as at October 31, 2018).

During the three and nine months ended July 31, 2019, we sold and derecognized $121 million and $302 million, respectively, of mortgage loans purchased or originated in the U.S. ($278 million and $708 million, respectively, for the three and nine months ended July 31, 2018). We retain the mortgage servicing rights for these loans, which represent our continuing involvement. As at July 31, 2019, the carrying value of the mortgage servicing rights was $45 million ($52 million as at October 31, 2018).